THE ALGER FUNDS

                     SUPPLEMENT DATED OCTOBER 2, 2006 TO THE
                       STATEMENT OF ADDITIONAL INFORMATION
                               DATED MARCH 1, 2006
                             AS SUPPLEMENTED TO DATE

Effective October 2, 2006, Frederick M. Alger, III retired as an officer and Trustee of the Trust, as planned. The firm expresses its deep appreciation and gratitude for the extraordinary vision and leadership exemplified by Mr. Alger over the past four decades.

         The following updates the information contained under the heading "Trustees and Officers of the Trust" on page 27.


                                                                                                                        NUMBER OF
                                                                                                                        PORTFOLIOS
                                                                                                                       IN THE ALGER
                                                                                                                       FUND COMPLEX
                                                                                                       TRUSTEE           WHICH ARE
   NAME, AGE, POSITION WITH                                                                            AND/OR            OVERSEEN
   THE FUND AND ADDRESS                       PRINCIPAL OCCUPATIONS                                  OFFICER SINCE       BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES

Dan C. Chung                  President since September 2003 and Chief Investment Officer                2001               16
   Trustee and                and Director since 2001 of Alger Management; President since
   President                  2003 and Director since 2001 of Alger Associates, Inc.
   c/o Fred Alger             ("Associates"), Alger Properties, Inc. ("Properties"), Alger
   Management, Inc.           Shareholder Services, Inc. ("Services"), Alger Life
   111 Fifth Avenue           Insurance Agency, Inc. ("Agency"), Fred Alger International
   New York, NY 10003         Advisory S.A. ("International") (Director since 2003) and
                              Analysts Resources, Inc. ("ARI"); President of the five
                              investment companies in the Alger Fund Complex since
                              September 2003; Trustee/Director of four of The six
                              investment companies in the Alger Fund Complex since 2001;
                              senior analyst with Alger Management 1998-2001.

Hilary M. Alger, CFA (44)     Trustee/Director of all of the six investment companies in                 2003               23
   Trustee                    the Alger Fund Complex; Director of Development,
   c/o Fred Alger             Pennsylvania Ballet since 2004; Associate Director of
   Management, Inc.           Development, College of Arts and Sciences and Graduate
   111 Fifth Avenue           School, University of Virginia 1999-2003; Director of
   New York, NY 10003         Development and Communications, Lenox Hill Neighborhood
                              House 1997-99.

NON-INTERESTED TRUSTEES

Charles F. Baird, Jr. (52)    Managing Partner of North Castle Partners, a private equity                2000               16
   Trustee                    securities group; Chairman of Equinox, Leiner Health
   c/o Fred Alger             Products, Elizabeth Arden Day Spas, Grand Expeditions of
   Management, Inc.           EAS; Trustee/Director of four of the six investment
   111 Fifth Avenue           companies in the Alger Fund Complex. Formerly Managing
   New York, NY 10003         Director of AEA Investors, Inc.

Roger P. Cheever (60)         Senior Associate Dean of Development, Harvard University;                  2000               16
   Trustee                    Trustee/Director of four of the six investment companies in
   c/o Fred Alger             the Alger Fund Complex. Formerly Deputy Director of the
   Management, Inc.           Harvard College Fund.
   111 Fifth Avenue
   New York, NY 10003

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

                                                                                                                        NUMBER OF
                                                                                                                        PORTFOLIOS
                                                                                                                      IN THE ALGER
                                                                                                                      FUND COMPLEX
                                                                                                       TRUSTEE          WHICH ARE
   NAME, AGE, POSITION WITH                                                                            AND/OR           OVERSEEN
   THE FUND AND ADDRESS                       PRINCIPAL OCCUPATIONS                                  OFFICER SINCE      BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
Lester L. Colbert, Jr. (72)   Private investor since 1988; Trustee/Director of three of                  2000               17
   Trustee                    the six investment companies in the Alger Fund Complex since
   c/o Fred Alger             2000, of one since 2003, and of another since 1974. Chairman
   Management, Inc.           of the Board, President and Chief Executive Officer of Xidex
   111 Fifth Avenue           Corporation 1972-87.
   New York, NY 10003

Stephen E. O'Neil (73)
   Trustee                    Attorney; Private investor since 1981; Director of Brown-                  1986               23
   c/o Fred Alger             Forman Corporation since 1978; Trustee/Director of the six
   Management, Inc.           investment companies in the Alger Fund Complex since the
   111 Fifth Avenue           inception of each; of Counsel to the law firm of Kohler &
   New York, NY 10003         Barnes to 1998.


Nathan E. Saint-Amand         Medical doctor in private practice; Member of the Board of                 1986               23
   M.D. (68)                  the Manhattan Institute since 1988; Trustee/Director of each
   Trustee                    of the six investment companies in the Alger Fund Complex
   c/o Fred Alger             since the later of 1986 or its inception; formerly
   Management, Inc.           Co-Chairman, Special Projects Committee, Memorial Sloan
   111 Fifth Avenue           Kettering.
   New York, NY 10003

OFFICERS

Frederick A. Blum (52)        Executive Vice President and Treasurer of Alger Inc.,                      1996               N/A
   Treasurer                  Alger Management, Properties, Associates, ARI, Services
   c/o Fred Alger             and Agency since September 2003 and Senior Vice President
   Management, Inc.           prior thereto; Treasurer or Assistant Treasurer, and Assistant
   30 Montgomery Street       Secretary, of each of the six investment companies in the
   Jersey City, NJ 07302      Alger Fund Complex since the later of 1996 or its inception;
                              Director of SICAV and International and Chairman
                              of the Board (and prior thereto Senior Vice
                              President) since 2003.

Hal Liebes (42)               Executive Vice President, Chief Legal Officer, Chief                       2005               N/A
   Secretary and              Operating Officer and Secretary of Alger Inc. and Alger
   Chief Operating Officer    Management, Secretary of the six funds in the Alger Fund
   c/o Fred Alger             Complex. Formerly Chief Compliance Officer 2004-2005,
   Management, Inc.           AMVESCAP PLC; U.S. General Counsel 1994-2002 and Global
   111 Fifth Avenue           General Counsel 2002-2004, Credit Suisse Asset Management.
   New York, NY 10003

Michael D. Martins (40)       Senior Vice President of Alger Management; Assistant                       2005               N/A
   Assistant Treasurer        Treasurer of the six funds in the Alger Fund Complex since
   c/o Fred Alger             2004. Formerly Vice President, Brown Brothers Harriman & Co.
   Management, Inc.           1997-2004.
   30 Montgomery Street
   Jersey City, NJ 07302

Lisa Moss (41)                Vice President and Assistant General Counsel of Alger                      2006               N/A
   Assistant Secretary        Management since June 2006. Formerly Director of Merrill
   c/o Fred Alger             Lynch Investment Managers, L.P. from 2005-2006; Assistant
   Management, Inc.           General Counsel of AIM Management, Inc. from 1995-2005.
   111 Fifth Avenue
   New York, NY 10003

                                                                                                                        NUMBER OF
                                                                                                                        PORTFOLIOS
                                                                                                                      IN THE ALGER
                                                                                                                      FUND COMPLEX
                                                                                                       TRUSTEE          WHICH ARE
   NAME, AGE, POSITION WITH                                                                            AND/OR           OVERSEEN
   THE FUND AND ADDRESS                       PRINCIPAL OCCUPATIONS                                  OFFICER SINCE      BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
Barry Mullen (53)             Senior Vice President and Director of Compliance of Alger                  2006               N/A
   Chief Compliance Officer   Management since May 2006. Formerly, Director of BlackRock,
   c/o Fred Alger             Inc. from 2005-2006; Vice President of J.P. Morgan
   Management, Inc.           Investment Management from 1996-2004.
   111 Fifth Avenue
   New York, NY 10003

         The following replaces the third paragraph under the heading "Trustees and Officers of the Fund" on page 26 of the Statement of Additional Information.

Mr. Chung and Ms. Alger are "interested persons" (as defined in the 1940 Act) of the Trust because of their positions with Alger Management and its affiliates. No Trustee is a director of any public company except as may be indicated under "Principal Occupations."

         The line item regarding Mr. Alger's ownership of securities of the Trust and of the funds in the Alger Fund Complex is deleted from the second table on page 29 of the Statement of Additional Information.

                                                                      ASAI100206

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